INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 3,197,014
Increase in valuation allowance	$ 411,430	$ 976,913